Property and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property and Equipment, Net [Abstract]
Property and Equipment, Net
8.	PROPERTY AND EQUIPMENT, NET

	December 31,
	2013	2014

Computer equipment and application software	$149,877	$276,078
Building	46,471	88,036
Office building related facility and machines	14,022	27,988
Furniture and vehicles	4,672	8,656
Leasehold improvements	1,354	6,092
Construction in Progress	5,469	-

	221,865	406,850
Less: Accumulated depreciation and amortization	58,001	134,824

Property and equipment, net	$163,864	$272,026

Depreciation and amortization expenses for the years ended December 31, 2012, 2013 and 2014 were $14,768, $38,453 and $71,906, respectively.